Accounts Receivable, Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accounts Receivable Accounts Payable And Accrued Liabilities [Abstract]
Accounts Receivable Accounts Payable And Accrued Liabilities
ACCOUNTS RECEIVABLE, ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts receivable consist of the following:

	As of December 31
(in thousands)	2017	2016
Trade accounts receivable, less doubtful accounts of $22,975 and $26,723	$600,215	$591,854
Other receivables	20,104	23,247
	$620,319	$615,101

The changes in allowance for doubtful accounts was as follows:

(in thousands)	Balance at Beginning of Period	Additions – Charged to Costs and Expenses	Deductions	Balance at End of Period
2017	$26,723	$33,830	$(37,578)	$22,975
2016	$27,854	$29,718	$(30,849)	$26,723
2015	$32,598	$39,982	$(44,726)	$27,854

Accounts payable and accrued liabilities consist of the following:

	As of December 31
(in thousands)	2017	2016
Accounts payable and accrued liabilities	$385,927	$352,356
Accrued compensation and related benefits	140,396	148,370
	$526,323	$500,726

Cash overdrafts of $6.0 million and $15.5 million are included in accounts payable and accrued liabilities at December 31, 2017 and 2016, respectively.